CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
Net income (loss)	¥ (94,711)	¥ 224,292	¥ 242,566
Change in cumulative translation adjustments:
Change in cumulative translation adjustments	36,031	(77,067)	(6,764)
Deferred income taxes	(1,852)	14,263	1,073
Total	34,179	(62,804)	(5,691)
Defined benefit pension plans:
Pension liability adjustment	(23,431)	(10,124)	(11,340)
Deferred income taxes	161	3,307	3,645
Total	(23,270)	(6,817)	(7,695)
Non-trading securities:
Net unrealized gain (loss) on non-trading securities		(38,717)	(9,225)
Deferred income taxes		12,216	2,625
Total		(26,501)	(6,600)
Own credit adjustments:
Own credit adjustments	25,135	(2,867)	(14,696)
Deferred income taxes	(4,988)	383	1,963
Total	20,147	(2,484)	(12,733)
Total other comprehensive income (loss)	31,056	(98,606)	(32,719)
Comprehensive income (loss)	(63,655)	125,686	209,847
Less: Comprehensive income (loss) attributable to noncontrolling interests	6,481	(649)	852
Comprehensive income (loss) attributable to NHI shareholders	¥ (70,136)	¥ 126,335	¥ 208,995